May 17, 2024
EMQQ The Emerging Markets Internet & Ecommerce ETF
EMQQ The Emerging Markets Internet & Ecommerce ETF

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF (NYSE Arca Ticker: EMQQ)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 17, 2024, to each Fund’s currently effective

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and SAI for each Fund and should be read in conjunction with those documents.

Effective May 30, 2024, the name of each Fund’s underlying index will change as indicated in the following table and all references to the Fund’s prior underlying index name are replaced with references to the Fund’s new underlying index name.

Prior Fund Name	New Fund Name	Prior Index Name	New Index Name
EMQQ The Emerging Markets Internet & Ecommerce ETF	EMQQ The Emerging Markets Internet ETF	EMQQ The Emerging Markets Internet & Ecommerce IndexTM	EMQQ The Emerging Markets Internet Index
FMQQ The Next Frontier Internet & Ecommerce ETF	FMQQ The Next Frontier Internet ETF	FMQQ The Next Frontier Internet & Ecommerce IndexTM	FMQQ The Next Frontier Internet Index
India Internet & Ecommerce ETF	INQQ The India Internet ETF	INQQ The India Internet & Ecommerce IndexTM	INQQ The India Internet Index

Accordingly, each Fund’s name will change as described above to correspond to the new index name, effective on 60 days’ notice from the date of this Supplement on July 16, 2024 (the “Effective Date”). All references to each Fund’s prior name are replaced with references to that Fund’s new name on the Effective Date.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.